Property, plant and equipment- Cash flow additions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Additions to property, plant and equipment (cash flow)
Current year additions	R 22,613	R 16,022	R 38,092
Adjustments for non-cash items	(20)	(77)	(2,947)
Adjustments for non-cash items, movement in environmental provisions capitalised	(20)	(77)	(2,947)
Per the statement of cash flows	R 22,593	R 15,945	R 35,145